Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income
Revenue:	₽ 40,622	₽ 35,941	₽ 29,593
Payment processing fees	34,326	30,736	23,694
Interest revenue calculated using the effective interest rate	2,390	1,961	1,255
Fees from inactive accounts and unclaimed payments	1,952	1,806	1,419
Other revenue	1,954	1,438	3,225
Operating costs and expenses:	(26,558)	(23,964)	(20,714)
Cost of revenue (exclusive of items shown separately below)	(16,494)	(14,075)	(10,332)
Selling, general and administrative expenses	(2,733)	(3,442)	(3,833)
Personnel expenses	(6,108)	(5,192)	(5,758)
Depreciation and amortization	(1,101)	(1,066)	(772)
Credit loss (expense)/income	(90)	12	4
Impairment of non-current assets	(32)	(201)	(23)
Profit (loss) from operations	14,064	11,977	8,879
Share of gain/(loss) of an associate and a joint venture	663	258	(46)
Other income and expenses, net	(95)	(91)	(181)
Foreign exchange gain/(loss), net	(199)	(172)	263
Interest income and expenses, net	(68)	(18)	17
Profit before tax from continuing operations	14,365	11,954	8,932
Income tax expense	(3,119)	(2,513)	(1,751)
Net profit from continuing operations	11,246	9,441	7,181
Discontinued operations
Loss after tax from discontinued operations	(2,308)	(4,554)	(3,555)
Net profit	8,938	4,887	3,626
Attributable to:
Equity holders of the parent	8,842	4,832	3,584
Non-controlling interests	96	55	42
Foreign currency translation:
Exchange differences on translation of foreign operations	229	(229)	525
Net loss recycled to profit or loss upon disposal	45
Debt securities at fair value through other comprehensive income (FVOCI):
Net gains arising during the period, net of tax	32	41
Net gains recycled to profit or loss upon disposal	(47)	(26)
Total other comprehensive income/(loss), net of tax	259	(214)	525
Total comprehensive income	9,197	4,673	4,151
Attributable to:
Equity holders of the parent	9,092	4,623	4,099
Non-controlling interests	₽ 105	₽ 50	₽ 52
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 142.04	₽ 78.20	₽ 58.56
Diluted, profit attributable to ordinary equity holders of the parent	141.66	77.60	58.06
Earnings per share for continuing operations
Basic, profit from continuing operations attributable to ordinary equity holders of the parent	179.11	151.91	116.65
Diluted, profit from continuing operations attributable to ordinary equity holders of the parent	₽ 178.64	₽ 150.74	₽ 115.66